Organization and Reorganization (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization and Reorganization [Abstract]
Variable interest entity settle obligations	¥ 40.1	¥ 40.1